Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
As Reported [Member]
Cash flows from operating activities
Net Income (loss)	$ (239,050)
Adjustments for:
Net financial income (expenses)	(27,560)
Net change in cash related to operating activities	36,250
Adjustments [Member]
Cash flows from operating activities
Net Income (loss)	63,406
Adjustments for:
Net financial income (expenses)	(63,406)
Net change in cash related to operating activities
As restated [Member]
Cash flows from operating activities
Net Income (loss)	(175,644)
Adjustments for:
Net financial income (expenses)	(90,966)
Net change in cash related to operating activities	$ 36,250